Share-based Payments (Details) (USD $)	0 Months Ended	12 Months Ended																			1 Months Ended		12 Months Ended													12 Months Ended
	Jul. 10, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Employees Binomial model	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5 Binomial model	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 18, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 28, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on March 28, 2011 with exercise price of $0.5 Binomial model	Dec. 31, 2012 Awards granted on July 10, 2011 with exercise price of $0.5	Dec. 31, 2012 Awards granted on July 10, 2011 with exercise price of $0.5 Binomial model	Dec. 31, 2012 Awards granted on August 30, 2011 with exercise price of $2.52	Dec. 31, 2012 Awards granted on August 30, 2011 with exercise price of $2.52 Binomial model	Dec. 31, 2012 Awards granted on November 30, 2011 Binomial model	Dec. 31, 2012 Awards granted on November 30, 2011 Binomial model Minimum	Dec. 31, 2012 Awards granted on November 30, 2011 Binomial model Maximum	Nov. 30, 2011 Awards granted on November 30, 2011 Employees Binomial model	Nov. 30, 2011 Awards granted on November 30, 2011 Independent directors Binomial model	Dec. 31, 2012 Awards granted on November 30, 2011 with exercise price of $2.52	Dec. 31, 2012 Awards granted on November 30, 2011 with exercise price of $2.52 Minimum	Dec. 31, 2012 Awards granted on November 30, 2011 with exercise price of $2.52 Maximum	Dec. 31, 2012 Awards granted on November 30, 2011 with exercise price of $2.50	Dec. 31, 2012 Awards granted on February 1, 2012 with exercise price of $2.50	Dec. 31, 2012 Awards granted on February 1, 2012 with exercise price of $2.50 Binomial model	Dec. 31, 2012 Awards granted on April 16, 2012 with exercise price of $ 2.50	Dec. 31, 2012 Awards granted on April 16, 2012 with exercise price of $ 2.50 Binomial model	Dec. 31, 2012 Awards granted on April 16, 2012 with exercise price of $ 2.50 Binomial model Minimum	Dec. 31, 2012 Awards granted on April 16, 2012 with exercise price of $ 2.50 Binomial model Maximum	Dec. 31, 2012 Awards granted on April 16, 2012 with exercise price of $ 2.50 Employees	Dec. 31, 2012 Awards granted on April 16, 2012 with exercise price of $ 2.50 Independent directors	Mar. 31, 2011 2011 Plan	Dec. 31, 2012 2012 Plan	Mar. 31, 2012 2012 Plan
Share-based Payments
Number of ordinary shares authorized as stock based compensation		9,000,000																																	7,350,000		9,000,000
Maximum aggregate number of shares that may be issued per calendar year																																				1,500,000
Exercise Price per share (in dollars per share)		$ 2.51	$ 1.25		$ 0.5		$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5		$ 0.5		$ 2.52							$ 2.52			$ 2.50	$ 2.52		$ 2.50
Number of options granted to executive officers and employees (in shares)		758,048	7,167,138		367,500		1,470,000	183,750	735,000	735,000	367,500	945,000		50,000		819,638					1,310,000	551,250	551,250			1,310,000	204,910		553,138				452,000	101,138
Percentage of options granted, vesting at the first anniversary of grant date					33.00%		36.00%	29.00%	37.50%	56.00%	33.00%	25.00%		25.00%		25.00%							25.00%			25.00%	25.00%		25.00%
Percentage of options granted, vesting at the end of each month after the first anniversary					0.0208333		0.0277777	0.0277777	0.0208333	0.0208333	0.0208333	0.0208333		0.0208333		0.0208333							0.0208333			0.0208333	0.0208333		0.0208333
Expiration period from grant date		10 years
Post-termination exercise period		9 months
Maximum period of authorized leave of absence after which vesting shall be suspended		90 days
Assumptions used in valuation of the fair value of the share options
Estimated forfeiture rate (as a percent)				9.00%
Expected dividend yield (as a percent)					0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%					0.00%				0.00%	0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)					3.725%	3.725%	3.725%	3.725%	3.725%	3.725%	3.725%	3.778%	3.778%	4.127%	4.127%	3.116%	3.116%	2.853%					2.853%				2.5362%	2.5362%	3.002%	3.002%
Expected Volatility (as a percent)					56.68%	56.68%	56.68%	56.68%	56.68%	56.68%	56.68%	56.53%	56.53%	55.26%	55.26%	54.99%	54.99%	54.00%					54.00%				51.33%	51.33%	53.12%	53.12%
Expected life					10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years					10 years				4 years 6 months	4 years 6 months		10 years
Exercise multiples					2.8	2.8	2.8	2.8	2.8	2.8	2.8	2.2	2.2	2.2	2.2	2.2	2.2		2.2	2.8											2.2	2.8
Fair value of underlying ordinary shares (in dollars per share)	$ 4.31				$ 3.40	$ 3.40						$ 3.44	$ 3.44	$ 4.31	$ 4.31	$ 4.78	$ 4.78	$ 6.36			$ 4.43	$ 4.61		$ 4.43	$ 4.61		$ 8.92	$ 8.92	$ 2.51	$ 2.51
Options outstanding
Outstanding at the beginning of the period (in shares)		7,167,138
Granted (in shares)		758,048	7,167,138		367,500		1,470,000	183,750	735,000	735,000	367,500	945,000		50,000		819,638					1,310,000	551,250	551,250			1,310,000	204,910		553,138				452,000	101,138
Exercised (in shares)		(146,316)
Forfeited (in shares)		(376,028)
Outstanding at the end of the period (in shares)		7,402,842	7,167,138
Non-vested at the end of the period (in shares)		4,256,083
Vested and expected to vest at the end of the period (in shares)		7,242,920
Exercisable at the end of the period (in shares)		3,146,759
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)		$ 1.25
Granted (in dollars per share)		$ 2.51	$ 1.25		$ 0.5		$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5	$ 0.5		$ 0.5		$ 2.52							$ 2.52			$ 2.50	$ 2.52		$ 2.50
Exercised (in dollars per share)		$ 1.31
Forfeited (in dollars per share)		$ 0.90
Outstanding at the end of the period (in dollars per share)		$ 1.16	$ 1.25
Vested and expected to vest at the end of the period (in dollars per share)		$ 1.14
Exercisable at the end of the period (in dollars per share)		$ 0.78
Weighted average remaining contractual life per share
Outstanding at the beginning of the period		2 years 1 month 28 days	3 years 22 days
Granted		3 years 3 months 4 days	3 years 7 months 10 days
Exercised		2 years 6 months 11 days
Forfeited		2 years 5 months 1 day
Outstanding at the end of the period		2 years 1 month 28 days	3 years 22 days
Vested and expected to vest at the end of the period		2 years 1 month 20 days
Exercisable at the end of the period		1 year 9 months 11 days
Weighted average fair value at grant date
Granted (in dollars per share)		$ 1.91	$ 3.40
Exercised (in dollars per share)		$ 3.62
Forfeited (in dollars per share)		$ 1.88
Non-vested at the end of the period (in dollars per share)		$ 3.29
Weighted average intrinsic value per option
Granted (in dollars per share)		$ 0.59	$ 3.09
Exercised (in dollars per share)		$ 5.74
Aggregate intrinsic value
Granted		$ 449,469	$ 22,119,207
Exercised		840,014
Vested and expected to vest at the end of the period		56,324,013
Exercisable at the end of the period		$ 25,602,927